Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,756,616.36
Total Fee Amount	45,539.38
Total Offset Amount	0.00
Net Fee	$ 45,539.38
Offering Table N/A
Offset Table N/A	N/A